Quarterly Holdings Report
for
Fidelity® Series International Index Fund
January 31, 2025
IIF-NPRT1-0425
1.9891251.106
Common Stocks - 98.0%
	Shares	Value ($)
AUSTRALIA - 7.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Telstra Group Ltd	124,503	303,961
Interactive Media & Services - 0.1%
CAR Group Ltd	11,615	289,439
REA Group Ltd	1,617	248,013
SEEK Ltd	11,000	154,657
		692,109
TOTAL COMMUNICATION SERVICES		996,070

Consumer Discretionary - 0.5%
Broadline Retail - 0.3%
Wesfarmers Ltd	34,927	1,645,215
Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd	17,433	810,628
Lottery Corp/The	68,195	212,007
		1,022,635
TOTAL CONSUMER DISCRETIONARY		2,667,850

Consumer Staples - 0.3%
Beverages - 0.0%
Treasury Wine Estates Ltd	24,986	165,757
Consumer Staples Distribution & Retail - 0.3%
Coles Group Ltd	41,274	497,516
Endeavour Group Ltd/Australia	47,100	122,860
Woolworths Group Ltd	37,605	707,031
		1,327,407
TOTAL CONSUMER STAPLES		1,493,164

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Santos Ltd	99,894	432,536
Woodside Energy Group Ltd	58,431	890,535
		1,323,071
Financials - 2.9%
Banks - 2.2%
ANZ Group Holdings Ltd	91,673	1,731,115
Commonwealth Bank of Australia	51,513	5,083,419
National Australia Bank Ltd	94,621	2,331,618
Westpac Banking Corp	105,833	2,195,912
		11,342,064
Capital Markets - 0.4%
ASX Ltd	5,933	232,629
Macquarie Group Ltd	11,145	1,648,709
		1,881,338
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	7,331	154,681
Insurance - 0.3%
Insurance Australia Group Ltd	72,956	413,752
Medibank Pvt Ltd	84,740	208,945
QBE Insurance Group Ltd	46,336	598,094
Suncorp Group Ltd	39,162	502,097
		1,722,888
TOTAL FINANCIALS		15,100,971

Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	2,015	396,596
Health Care Providers & Services - 0.1%
Ramsay Health Care Ltd	5,688	118,160
Sonic Healthcare Ltd	14,113	247,934
		366,094
Health Care Technology - 0.0%
Pro Medicus Ltd	1,771	303,082
TOTAL HEALTH CARE		1,065,772

Industrials - 0.4%
Commercial Services & Supplies - 0.1%
Brambles Ltd	42,865	523,831
Passenger Airlines - 0.0%
Qantas Airways Ltd (b)	23,558	136,515
Professional Services - 0.1%
Computershare Ltd	16,318	354,722
Trading Companies & Distributors - 0.1%
Reece Ltd	7,044	103,195
SGH Ltd	6,260	184,690
		287,885
Transportation Infrastructure - 0.1%
Transurban Group unit	95,494	786,592
TOTAL INDUSTRIALS		2,089,545

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	5,662	428,629
Materials - 1.9%
Chemicals - 0.0%
Orica Ltd	14,999	162,589
Metals & Mining - 1.9%
BHP Group Ltd	156,147	3,834,923
BlueScope Steel Ltd	13,547	176,901
Fortescue Ltd	52,105	610,221
Glencore PLC	319,012	1,378,275
Mineral Resources Ltd	5,475	116,801
Northern Star Resources Ltd	35,358	374,219
Rio Tinto Ltd	11,421	822,551
Rio Tinto PLC	34,689	2,089,038
South32 Ltd	139,596	286,639
		9,689,568
TOTAL MATERIALS		9,852,157

Real Estate - 0.4%
Diversified REITs - 0.1%
GPT Group/The unit	58,964	167,390
Mirvac Group unit	121,764	147,300
Stockland unit	73,110	231,613
		546,303
Industrial REITs - 0.2%
Goodman Group unit	52,941	1,180,593
Retail REITs - 0.1%
Scentre Group unit	159,867	361,791
Vicinity Ltd unit	119,152	161,483
		523,274
TOTAL REAL ESTATE		2,250,170

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	53,006	341,856
Gas Utilities - 0.0%
Apa Group unit	40,043	168,870
TOTAL UTILITIES		510,726

TOTAL AUSTRALIA		37,778,125
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	4,526	187,247
Financials - 0.2%
Banks - 0.2%
Erste Group Bank AG	10,361	638,891
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	13,565	212,343
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	2,098	161,276
TOTAL AUSTRIA		1,199,757
BELGIUM - 0.7%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	667	112,372
Consumer Staples - 0.4%
Beverages - 0.4%
Anheuser-Busch InBev SA/NV	27,663	1,363,133
Food Products - 0.0%
Lotus Bakeries NV	13	138,908
TOTAL CONSUMER STAPLES		1,502,041

Financials - 0.2%
Banks - 0.1%
KBC Group NV	7,064	544,778
Financial Services - 0.1%
Groupe Bruxelles Lambert NV	2,553	177,978
Sofina SA	478	119,804
		297,782
Insurance - 0.0%
Ageas SA/NV	4,917	254,126
TOTAL FINANCIALS		1,096,686

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	3,892	759,869
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	2,282	181,102
Real Estate - 0.0%
Industrial REITs - 0.0%
Warehouses De Pauw CVA	5,547	119,693
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	886	59,974
TOTAL BELGIUM		3,831,737
BRAZIL - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Yara International ASA	5,106	152,927
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	5,702	116,159
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Antofagasta PLC	12,190	260,723
CHINA - 0.5%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Prosus NV Class N	42,107	1,608,384
Consumer Staples - 0.0%
Food Products - 0.0%
Wilmar International Ltd	59,322	135,614
Financials - 0.1%
Banks - 0.1%
BOC Hong Kong Holdings Ltd	114,210	370,103
Industrials - 0.1%
Machinery - 0.1%
Yangzijiang Shipbuildling (Holdings) Ltd	79,500	178,039
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	41,000	97,870
TOTAL INDUSTRIALS		275,909

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Wharf Holdings Ltd/The	33,000	80,468
TOTAL CHINA		2,470,478
DENMARK - 2.7%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	2,523	484,201
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	2,946	308,567
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S	21,229	634,807
Insurance - 0.0%
Tryg A/S	10,388	210,697
TOTAL FINANCIALS		845,504

Health Care - 1.8%
Biotechnology - 0.1%
Genmab A/S (b)	1,936	380,534
Zealand Pharma A/S (b)	1,968	201,224
		581,758
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	3,883	447,196
Demant A/S (b)	2,726	109,899
		557,095
Pharmaceuticals - 1.6%
Novo Nordisk A/S Series B	99,130	8,369,018
TOTAL HEALTH CARE		9,507,871

Industrials - 0.4%
Air Freight & Logistics - 0.2%
DSV A/S	6,291	1,253,257
Building Products - 0.0%
ROCKWOOL A/S Series B	291	103,482
Electrical Equipment - 0.1%
Vestas Wind Systems A/S (b)	31,078	427,467
Marine Transportation - 0.1%
AP Moller - Maersk A/S Series A	91	131,820
AP Moller - Maersk A/S Series B	139	205,286
		337,106
TOTAL INDUSTRIALS		2,121,312

Materials - 0.1%
Chemicals - 0.1%
Novonesis (Novozymes) B Series B	10,837	622,503
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	5,199	200,476
TOTAL DENMARK		14,090,434
FINLAND - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	4,376	188,578
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	8,415	161,499
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	13,016	164,930
Financials - 0.4%
Banks - 0.3%
Nordea Bank Abp	97,125	1,155,210
Insurance - 0.1%
Sampo Oyj A Shares	15,232	628,591
TOTAL FINANCIALS		1,783,801

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	3,325	180,539
Industrials - 0.3%
Machinery - 0.3%
Kone Oyj B Shares	10,453	542,197
Metso Oyj	19,115	190,367
Wartsila OYJ Abp	15,515	293,819
		1,026,383
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	164,137	773,980
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	17,892	198,159
UPM-Kymmene Oyj	16,406	483,811
		681,970
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	13,797	200,382
TOTAL FINLAND		5,162,062
FRANCE - 9.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Orange SA	57,314	616,384
Entertainment - 0.0%
Bollore SE	22,024	130,460
Media - 0.2%
Publicis Groupe SA	7,043	752,195
TOTAL COMMUNICATION SERVICES		1,499,039

Consumer Discretionary - 2.1%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	20,562	715,085
Automobiles - 0.1%
Renault SA	5,932	305,539
Hotels, Restaurants & Leisure - 0.1%
Accor SA	6,007	310,087
La Francaise des Jeux SACA (c)(d)	3,155	120,054
Sodexo SA	2,723	201,129
		631,270
Household Durables - 0.0%
SEB SA	752	71,654
Textiles, Apparel & Luxury Goods - 1.8%
Hermes International SCA	975	2,755,231
Kering SA	2,291	599,756
LVMH Moet Hennessy Louis Vuitton SE	8,467	6,192,803
		9,547,790
TOTAL CONSUMER DISCRETIONARY		11,271,338

Consumer Staples - 1.0%
Beverages - 0.1%
Pernod Ricard SA	6,239	713,252
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	16,604	236,563
Food Products - 0.3%
Danone SA	19,873	1,392,004
Personal Care Products - 0.6%
L'Oreal SA	7,392	2,742,670
TOTAL CONSUMER STAPLES		5,084,489

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
TotalEnergies SE	66,415	3,847,563
Financials - 1.1%
Banks - 0.6%
BNP Paribas SA	31,326	2,139,870
Credit Agricole SA	32,765	493,257
Societe Generale SA Series A	22,170	717,644
		3,350,771
Capital Markets - 0.0%
Amundi SA (c)(d)	1,900	134,032
Financial Services - 0.1%
Edenred SE	7,560	260,693
Eurazeo SE	1,292	106,756
		367,449
Insurance - 0.4%
AXA SA	54,206	2,056,422
TOTAL FINANCIALS		5,908,674

Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
BioMerieux	1,277	155,129
EssilorLuxottica SA	9,150	2,522,081
		2,677,210
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	899	208,348
Pharmaceuticals - 0.0%
Ipsen SA	1,163	143,814
TOTAL HEALTH CARE		3,029,372

Industrials - 2.3%
Aerospace & Defense - 1.3%
Airbus SE	18,289	3,163,476
Dassault Aviation SA	610	137,827
Safran SA	11,178	2,770,986
Thales SA	2,851	461,686
		6,533,975
Building Products - 0.2%
Cie de Saint-Gobain SA	13,962	1,309,265
Construction & Engineering - 0.4%
Bouygues SA	5,835	185,474
Eiffage SA	2,262	202,558
Vinci SA	15,398	1,666,262
		2,054,294
Electrical Equipment - 0.2%
Legrand SA	8,069	822,657
Machinery - 0.0%
Alstom SA (b)	10,594	209,686
Professional Services - 0.1%
Bureau Veritas SA	9,788	306,044
Teleperformance SE	1,678	157,782
		463,826
Trading Companies & Distributors - 0.0%
Rexel SA	6,848	181,722
Transportation Infrastructure - 0.1%
Aeroports de Paris SA	1,072	122,330
Getlink SE Series A	9,327	149,540
		271,870
TOTAL INDUSTRIALS		11,847,295

Information Technology - 0.3%
IT Services - 0.2%
Capgemini SE	4,781	868,786
Software - 0.1%
Dassault Systemes SE	20,595	804,067
TOTAL INFORMATION TECHNOLOGY		1,672,853

Materials - 0.6%
Chemicals - 0.6%
Air Liquide SA	17,792	3,107,938
Arkema SA	1,739	138,911
		3,246,849
Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	1,703	90,631
Office REITs - 0.0%
Gecina SA	1,421	138,938
Retail REITs - 0.1%
Klepierre SA	6,606	196,683
Unibail-Rodamco-Westfield unit	3,656	306,681
		503,364
TOTAL REAL ESTATE		732,933

Utilities - 0.3%
Multi-Utilities - 0.3%
Engie SA	56,201	927,760
Veolia Environnement SA	21,648	617,701
		1,545,461
TOTAL FRANCE		49,685,866
GERMANY - 9.0%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Deutsche Telekom AG	107,435	3,604,332
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	1,919	187,929
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	2,306	224,273
TOTAL COMMUNICATION SERVICES		4,016,534

Consumer Discretionary - 0.8%
Automobile Components - 0.0%
Continental AG	3,384	240,511
Automobiles - 0.5%
Bayerische Motoren Werke AG	8,914	726,844
Mercedes-Benz Group AG	23,048	1,402,244
		2,129,088
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	6,903	258,805
Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	4,986	1,318,464
Puma SE	3,258	102,237
		1,420,701
TOTAL CONSUMER DISCRETIONARY		4,049,105

Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	3,277	253,139
Personal Care Products - 0.0%
Beiersdorf AG	3,051	408,144
TOTAL CONSUMER STAPLES		661,283

Financials - 1.9%
Banks - 0.1%
Commerzbank AG	29,168	565,236
Capital Markets - 0.5%
Barlatier SA	58,325	1,145,990
Deutsche Boerse AG	5,795	1,431,585
		2,577,575
Insurance - 1.3%
Allianz SE	12,057	3,931,381
Hannover Rueck SE	1,856	489,633
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,117	2,231,547
Talanx AG	1,986	169,149
		6,821,710
TOTAL FINANCIALS		9,964,521

Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Carl Zeiss Meditec Ag	1,213	74,306
Siemens Healthineers AG (c)(d)	8,680	492,644
		566,950
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG	6,331	314,491
Fresenius SE & Co KGaA (b)	13,002	498,662
		813,153
Pharmaceuticals - 0.2%
Bayer AG	30,237	676,602
Merck KGaA	3,978	600,489
		1,277,091
TOTAL HEALTH CARE		2,657,194

Industrials - 2.0%
Aerospace & Defense - 0.3%
MTU Aero Engines AG	1,655	567,778
Rheinmetall AG	1,341	1,050,877
		1,618,655
Air Freight & Logistics - 0.2%
Deutsche Post AG	31,390	1,130,128
Electrical Equipment - 0.2%
Siemens Energy AG (b)	19,681	1,170,966
Industrial Conglomerates - 1.1%
Siemens AG	23,391	5,014,469
Machinery - 0.2%
Daimler Truck Holding AG	15,192	672,172
Gea Group Ag	4,756	251,874
Knorr-Bremse AG	2,234	177,293
Rational AG	158	140,716
		1,242,055
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	18,497	119,985
Trading Companies & Distributors - 0.0%
Brenntag SE	3,978	250,296
TOTAL INDUSTRIALS		10,546,554

Information Technology - 2.0%
IT Services - 0.0%
Bechtle AG	2,502	84,356
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG	40,185	1,321,223
Software - 1.7%
Nemetschek SE	1,776	213,537
SAP SE	32,140	8,856,957
		9,070,494
TOTAL INFORMATION TECHNOLOGY		10,476,073

Materials - 0.5%
Chemicals - 0.4%
BASF SE	27,459	1,322,912
Covestro AG	5,727	352,313
Evonik Industries AG	7,916	148,925
Symrise AG	4,080	417,768
		2,241,918
Construction Materials - 0.1%
Heidelberg Materials AG	4,201	594,665
TOTAL MATERIALS		2,836,583

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LEG Immobilien SE	2,289	189,209
Vonovia SE	22,787	699,485
		888,694
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	19,452	602,793
Multi-Utilities - 0.2%
E.ON SE	69,084	818,288
TOTAL UTILITIES		1,421,081

TOTAL GERMANY		47,517,622
HONG KONG - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	115,292	141,749
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	256,077	199,488
Financials - 1.0%
Banks - 0.1%
Hang Seng Bank Ltd	23,176	289,852
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	1,732	167,398
Hong Kong Exchanges & Clearing Ltd	37,067	1,450,791
		1,618,189
Insurance - 0.6%
AIA Group Ltd	336,445	2,365,258
Prudential PLC	82,972	690,488
		3,055,746
TOTAL FINANCIALS		4,963,787

Industrials - 0.2%
Ground Transportation - 0.0%
MTR Corp Ltd	47,437	148,243
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	4,975	200,396
Swire Pacific Ltd A Shares	12,356	106,879
		307,275
Machinery - 0.1%
Techtronic Industries Co Ltd	42,292	568,789
TOTAL INDUSTRIALS		1,024,307

Real Estate - 0.3%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	59,226	246,651
Henderson Land Development Co Ltd	44,140	122,421
Hongkong Land Holdings Ltd (Singapore)	34,030	148,079
Sino Land Co Ltd	124,600	119,453
Sun Hung Kai Properties Ltd	44,680	399,410
Wharf Real Estate Investment Co Ltd	50,814	126,124
		1,162,138
Retail REITs - 0.1%
Link REIT	81,631	336,292
TOTAL REAL ESTATE		1,498,430

Utilities - 0.2%
Electric Utilities - 0.2%
CK Infrastructure Holdings Ltd	19,581	133,189
CLP Holdings Ltd	50,736	421,849
Power Assets Holdings Ltd	42,803	276,586
		831,624
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	342,697	262,567
TOTAL UTILITIES		1,094,191

TOTAL HONG KONG		8,921,952
IRELAND - 0.4%
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	4,713	484,771
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	64,507	381,107
Bank of Ireland Group PLC	30,909	308,722
		689,829
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	4,757	332,119
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	5,981	571,784
TOTAL INDUSTRIALS		903,903

TOTAL IRELAND		2,078,503
ISRAEL - 0.8%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	3,090	185,060
Financials - 0.4%
Banks - 0.4%
Bank Hapoalim BM	38,887	499,741
Bank Leumi Le-Israel BM	46,391	581,525
Israel Discount Bank Ltd Class A	38,215	279,838
Mizrahi Tefahot Bank Ltd	4,766	227,117
		1,588,221
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	34,868	618,210
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	821	247,798
Information Technology - 0.3%
IT Services - 0.1%
Wix.com Ltd (b)	1,627	388,674
Software - 0.2%
Check Point Software Technologies Ltd (b)	2,708	590,398
Nice Ltd (b)	1,935	323,789
		914,187
TOTAL INFORMATION TECHNOLOGY		1,302,861

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	23,785	141,597
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	1,312	108,909
TOTAL ISRAEL		4,192,656
ITALY - 2.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)	10,446	108,692
Telecom Italia SpA/Milano (b)	310,516	85,525
		194,217
Consumer Discretionary - 0.4%
Automobiles - 0.3%
Ferrari NV (Italy)	3,880	1,676,862
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	7,188	456,954
TOTAL CONSUMER DISCRETIONARY		2,133,816

Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	6,695	233,262
Davide Campari-Milano NV	19,091	110,138
		343,400
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	70,746	995,993
Financials - 1.2%
Banks - 1.0%
Banco BPM SpA	39,633	350,302
BPER Banca SPA	30,460	208,365
FinecoBank Banca Fineco SpA	18,799	358,643
Intesa Sanpaolo SpA	450,204	1,948,632
Mediobanca Banca di Credito Finanziario SpA	15,384	252,637
UniCredit SpA	45,347	2,082,483
		5,201,062
Financial Services - 0.0%
Nexi SpA (b)(c)(d)	15,873	81,016
Insurance - 0.2%
Generali	28,990	921,174
Poste Italiane Spa (c)(d)	14,094	214,784
Unipol Assicurazioni SpA	12,152	165,397
		1,301,355
TOTAL FINANCIALS		6,583,433

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA	678	72,938
Health Care Providers & Services - 0.0%
Amplifon SpA	3,791	101,820
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	3,221	196,311
TOTAL HEALTH CARE		371,069

Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	12,451	390,858
Electrical Equipment - 0.1%
Prysmian SpA	8,644	603,857
TOTAL INDUSTRIALS		994,715

Utilities - 0.5%
Electric Utilities - 0.4%
Enel SpA	250,311	1,779,132
Terna - Rete Elettrica Nazionale	43,279	357,565
		2,136,697
Gas Utilities - 0.1%
Snam SpA	62,218	287,724
TOTAL UTILITIES		2,424,421

TOTAL ITALY		14,041,064
JAPAN - 22.1%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.2%
Nippon Telegraph & Telephone Corp	919,525	905,227
Entertainment - 0.6%
Capcom Co Ltd	10,688	244,030
Konami Group Corp	3,055	281,222
Nexon Co Ltd	10,414	135,288
Nintendo Co Ltd	31,970	2,097,382
Toho Co Ltd/Tokyo	3,490	157,284
		2,915,206
Interactive Media & Services - 0.0%
LY Corp	88,217	257,675
Media - 0.0%
Dentsu Group Inc	6,163	142,778
Wireless Telecommunication Services - 0.9%
KDDI Corp	47,200	1,572,515
SoftBank Corp	880,330	1,132,336
SoftBank Group Corp	29,424	1,798,739
		4,503,590
TOTAL COMMUNICATION SERVICES		8,724,476

Consumer Discretionary - 4.1%
Automobile Components - 0.4%
Aisin Corp	16,222	183,497
Bridgestone Corp	17,584	630,754
Denso Corp	58,188	805,235
Sumitomo Electric Industries Ltd	21,944	409,961
		2,029,447
Automobiles - 1.8%
Honda Motor Co Ltd	138,114	1,307,270
Isuzu Motors Ltd	17,226	231,593
Nissan Motor Co Ltd	68,564	187,620
Subaru Corp	18,128	315,779
Suzuki Motor Corp	48,372	578,829
Toyota Motor Corp	315,990	5,994,179
Yamaha Motor Co Ltd	28,516	238,554
		8,853,824
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	11,694	325,577
Rakuten Group Inc (b)	46,346	291,014
		616,591
Hotels, Restaurants & Leisure - 0.2%
McDonald's Holdings Co Japan Ltd	2,714	102,338
Oriental Land Co Ltd/Japan	33,570	754,455
Zensho Holdings Co Ltd	3,000	165,504
		1,022,297
Household Durables - 1.0%
Panasonic Holdings Corp	71,809	732,719
Sekisui House Ltd	18,334	421,370
Sony Group Corp	192,165	4,240,955
		5,395,044
Leisure Products - 0.1%
Bandai Namco Holdings Inc	18,311	454,187
Shimano Inc	2,324	326,117
		780,304
Specialty Retail - 0.4%
Fast Retailing Co Ltd	5,891	1,940,244
Nitori Holdings Co Ltd	2,435	285,150
ZOZO Inc	4,182	137,179
		2,362,573
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	20,996	468,004
TOTAL CONSUMER DISCRETIONARY		21,528,084

Consumer Staples - 1.1%
Beverages - 0.2%
Asahi Group Holdings Ltd	44,486	481,843
Kirin Holdings Co Ltd	23,874	302,099
Suntory Beverage & Food Ltd	4,232	131,455
		915,397
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd	20,091	486,749
Kobe Bussan Co Ltd	4,605	104,647
MatsukiyoCocokara & Co	10,200	150,972
Seven & i Holdings Co Ltd	68,177	1,088,362
		1,830,730
Food Products - 0.2%
Ajinomoto Co Inc	14,283	572,568
Kikkoman Corp	20,910	218,849
MEIJI Holdings Co Ltd	7,182	143,605
Nissin Foods Holdings Co Ltd	6,118	136,798
Yakult Honsha Co Ltd	7,828	142,968
		1,214,788
Household Products - 0.1%
Unicharm Corp	34,422	268,829
Personal Care Products - 0.1%
Kao Corp	14,306	567,267
Shiseido Co Ltd	12,369	207,717
		774,984
Tobacco - 0.2%
Japan Tobacco Inc	36,908	940,262
TOTAL CONSUMER STAPLES		5,944,990

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	84,014	422,366
Idemitsu Kosan Co Ltd	27,835	185,775
Inpex Corp	27,110	323,532
		931,673
Financials - 3.6%
Banks - 2.1%
Chiba Bank Ltd/The	17,505	149,084
Concordia Financial Group Ltd	32,326	187,699
Japan Post Bank Co Ltd	44,562	460,945
Mitsubishi UFJ Financial Group Inc	341,721	4,321,539
Mizuho Financial Group Inc	74,199	2,043,130
Resona Holdings Inc	64,377	477,835
Shizuoka Financial Group Inc	13,399	119,551
Sumitomo Mitsui Financial Group Inc	114,761	2,828,068
Sumitomo Mitsui Trust Group Inc	20,010	503,158
		11,091,009
Capital Markets - 0.3%
Daiwa Securities Group Inc	40,856	295,763
Japan Exchange Group Inc	30,526	322,544
Nomura Holdings Inc	92,485	601,281
SBI Holdings Inc	8,397	242,059
		1,461,647
Financial Services - 0.2%
Mitsubishi HC Capital Inc	26,978	179,406
ORIX Corp	35,504	749,945
		929,351
Insurance - 1.0%
Dai-ichi Life Holdings Inc	27,811	759,385
Japan Post Holdings Co Ltd	59,203	618,317
Japan Post Insurance Co Ltd	5,867	114,333
Ms&Ad Insurance Group Holdings Inc	39,629	821,664
Sompo Holdings Inc	27,477	766,226
T&D Holdings Inc	15,096	287,198
Tokio Marine Holdings Inc	57,868	1,908,682
		5,275,805
TOTAL FINANCIALS		18,757,812

Health Care - 1.7%
Health Care Equipment & Supplies - 0.6%
Hoya Corp	10,728	1,440,620
Olympus Corp	36,253	550,176
Sysmex Corp	15,540	297,053
Terumo Corp	41,260	774,611
		3,062,460
Health Care Technology - 0.0%
M3 Inc	13,638	123,778
Pharmaceuticals - 1.1%
Astellas Pharma Inc	55,713	540,083
Chugai Pharmaceutical Co Ltd	20,722	893,430
Daiichi Sankyo Co Ltd	53,946	1,504,038
Eisai Co Ltd	7,721	228,713
Kyowa Kirin Co Ltd	7,547	112,463
Ono Pharmaceutical Co Ltd	11,521	119,857
Otsuka Holdings Co Ltd	13,754	718,195
Shionogi & Co Ltd	23,323	342,944
Takeda Pharmaceutical Co Ltd	48,978	1,317,509
		5,777,232
TOTAL HEALTH CARE		8,963,470

Industrials - 5.1%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd	9,737	91,766
Building Products - 0.2%
Agc Inc	5,994	173,163
Daikin Industries Ltd	8,117	953,433
TOTO Ltd	4,335	105,961
		1,232,557
Commercial Services & Supplies - 0.2%
Dai Nippon Printing Co Ltd	12,010	177,500
Secom Co Ltd	12,898	434,033
TOPPAN Holdings Inc	7,338	205,956
		817,489
Construction & Engineering - 0.1%
Kajima Corp	12,154	216,111
Obayashi Corp	19,993	268,509
Taisei Corp	5,116	214,629
		699,249
Electrical Equipment - 0.4%
Fuji Electric Co Ltd	4,111	195,868
Fujikura Ltd	7,800	313,937
Mitsubishi Electric Corp	58,556	959,790
NIDEC CORP	25,698	443,844
		1,913,439
Ground Transportation - 0.3%
Central Japan Railway Co	23,800	441,414
East Japan Railway Co	27,906	496,820
Hankyu Hanshin Holdings Inc	7,075	180,020
Tokyu Corp	16,217	185,074
West Japan Railway Co	13,540	249,074
		1,552,402
Industrial Conglomerates - 0.7%
Hikari Tsushin Inc	590	134,773
Hitachi Ltd	142,725	3,588,169
Sekisui Chemical Co Ltd	11,598	192,209
		3,915,151
Machinery - 1.1%
Daifuku Co Ltd	9,910	203,396
FANUC Corp	29,105	867,091
Hitachi Construction Machinery Co Ltd	3,283	78,610
Hoshizaki Corp	3,368	124,654
Komatsu Ltd	26,968	813,443
Kubota Corp (e)	28,943	363,042
Makita Corp	7,373	218,038
MINEBEA MITSUMI Inc	11,211	179,922
Mitsubishi Heavy Industries Ltd	98,620	1,443,328
SMC Corp	1,796	679,582
Toyota Industries Corp	5,041	420,606
Yaskawa Electric Corp	6,998	203,175
		5,594,887
Marine Transportation - 0.2%
Kawasaki Kisen Kaisha Ltd	11,400	144,264
Mitsui OSK Lines Ltd	10,600	360,217
Nippon Yusen KK	13,465	422,579
		927,060
Passenger Airlines - 0.0%
ANA Holdings Inc	4,863	91,225
Japan Airlines Co Ltd	4,537	74,442
		165,667
Professional Services - 0.6%
Recruit Holdings Co Ltd	43,173	3,013,138
Trading Companies & Distributors - 1.3%
ITOCHU Corp	36,550	1,682,912
Marubeni Corp	43,872	652,270
Mitsubishi Corp	102,905	1,641,256
Mitsui & Co Ltd	77,658	1,537,006
MonotaRO Co Ltd	7,822	134,762
Sumitomo Corp	33,575	727,914
Toyota Tsusho Corp	19,671	332,236
		6,708,356
TOTAL INDUSTRIALS		26,631,161

Information Technology - 3.1%
Electronic Equipment, Instruments & Components - 1.0%
Keyence Corp	6,005	2,586,406
Kyocera Corp	39,452	409,504
Murata Manufacturing Co Ltd	52,083	818,266
Omron Corp	5,411	178,507
Shimadzu Corp	7,274	211,011
TDK Corp	59,855	723,486
Yokogawa Electric Corp	6,979	153,197
		5,080,377
IT Services - 0.6%
Fujitsu Ltd	50,980	985,941
NEC Corp	7,535	747,313
Nomura Research Institute Ltd	11,639	393,250
NTT Data Group Corp	19,445	377,362
Obic Co Ltd	9,980	298,055
Otsuka Corp	7,050	158,940
SCSK Corp	4,758	105,347
TIS Inc	6,572	145,315
		3,211,523
Semiconductors & Semiconductor Equipment - 1.1%
Advantest Corp	23,532	1,301,018
Disco Corp	2,844	823,120
Kokusai Electric Corp	4,800	74,123
Lasertec Corp	2,425	252,208
Renesas Electronics Corp	51,803	693,874
SCREEN Holdings Co Ltd	2,500	174,206
Tokyo Electron Ltd	13,750	2,319,406
		5,637,955
Software - 0.0%
Oracle Corp Japan	1,164	106,261
Trend Micro Inc/Japan	3,920	232,222
		338,483
Technology Hardware, Storage & Peripherals - 0.4%
Brother Industries Ltd	7,074	124,643
Canon Inc	28,771	927,259
FUJIFILM Holdings Corp	34,400	757,870
Ricoh Co Ltd	16,325	187,220
Seiko Epson Corp	8,944	161,630
		2,158,622
TOTAL INFORMATION TECHNOLOGY		16,426,960

Materials - 0.8%
Chemicals - 0.6%
Asahi Kasei Corp	38,393	260,752
Mitsubishi Chemical Group Corp	41,647	212,719
Mitsui Chemicals Inc	5,210	114,251
Nippon Paint Holdings Co Ltd	29,205	184,030
Nippon Sanso Holdings Corp	5,350	151,515
Nitto Denko Corp	21,815	386,981
Shin-Etsu Chemical Co Ltd	55,470	1,719,694
Toray Industries Inc	42,802	297,002
		3,326,944
Metals & Mining - 0.2%
JFE Holdings Inc	17,620	203,766
Nippon Steel Corp	27,882	578,802
Sumitomo Metal Mining Co Ltd	7,586	173,234
		955,802
TOTAL MATERIALS		4,282,746

Real Estate - 0.5%
Office REITs - 0.0%
Japan Real Estate Investment Corp	195	137,382
Nippon Building Fund Inc	235	186,566
		323,948
Real Estate Management & Development - 0.5%
Daito Trust Construction Co Ltd	1,809	193,839
Daiwa House Industry Co Ltd	18,250	574,944
Hulic Co Ltd	14,200	125,151
Mitsubishi Estate Co Ltd	33,184	482,197
Mitsui Fudosan Co Ltd	82,223	742,128
Sumitomo Realty & Development Co Ltd	9,522	329,018
		2,447,277
TOTAL REAL ESTATE		2,771,225

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	19,895	207,263
Kansai Electric Power Co Inc/The	28,480	314,214
Tokyo Electric Power Co Holdings Inc (b)	47,125	123,502
		644,979
Gas Utilities - 0.1%
Osaka Gas Co Ltd	11,136	218,942
Tokyo Gas Co Ltd	10,515	297,457
		516,399
TOTAL UTILITIES		1,161,378

TOTAL JAPAN		116,123,975
JORDAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hikma Pharmaceuticals PLC	5,143	146,156
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)	5,751	148,973
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (b)(c)(d)	6,528	155,218
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	4,160	223,806
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	14,419	361,541
TOTAL LUXEMBOURG		740,565
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	67,635	294,318
Sands China Ltd (b)	74,862	178,703

TOTAL MACAU		473,021
NETHERLANDS - 4.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	119,688	433,093
Entertainment - 0.1%
Universal Music Group NV	25,333	706,594
Consumer Staples - 0.4%
Beverages - 0.2%
Heineken Holding NV Class A	3,968	239,780
Heineken NV	8,867	616,059
		855,839
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	28,611	1,013,905
Food Products - 0.0%
JDE Peet's NV	3,696	64,683
TOTAL CONSUMER STAPLES		1,934,427

Financials - 0.8%
Banks - 0.4%
ABN AMRO Bank NV depository receipt (c)(d)	14,101	237,199
ING Groep NV	101,673	1,689,896
		1,927,095
Capital Markets - 0.0%
Euronext NV (c)(d)	2,406	279,800
Financial Services - 0.3%
Adyen NV (b)(c)(d)	669	1,079,844
EXOR NV	3,068	292,017
		1,371,861
Insurance - 0.1%
Aegon Ltd	41,749	272,558
ASR Nederland NV	4,856	240,042
NN Group NV	8,336	383,702
		896,302
TOTAL FINANCIALS		4,475,058

Health Care - 0.4%
Biotechnology - 0.3%
Argenx SE (b)	1,841	1,215,313
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	24,592	677,811
TOTAL HEALTH CARE		1,893,124

Industrials - 0.3%
Professional Services - 0.3%
Randstad NV	3,350	145,475
Wolters Kluwer NV	7,341	1,338,434
		1,483,909
Trading Companies & Distributors - 0.0%
IMCD NV	1,762	276,744
TOTAL INDUSTRIALS		1,760,653

Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
ASM International NV	1,445	849,957
ASML Holding NV	12,299	9,098,344
BE Semiconductor Industries NV	2,372	306,851
		10,255,152
Materials - 0.1%
Chemicals - 0.1%
Akzo Nobel NV	5,256	298,530
TOTAL NETHERLANDS		21,756,631
NEW ZEALAND - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	28,101	177,605
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	18,037	381,611
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	51,938	251,387
Information Technology - 0.2%
Software - 0.2%
Xero Ltd (b)	4,465	502,559
Utilities - 0.0%
Electric Utilities - 0.0%
Mercury NZ Ltd	21,858	77,712
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	39,941	132,012
TOTAL UTILITIES		209,724

TOTAL NEW ZEALAND		1,522,886
NORWAY - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	18,864	230,661
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	14,381	288,797
Orkla ASA	21,587	200,828
Salmar ASA	2,014	106,672
		596,297
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Aker BP ASA	9,715	203,163
Equinor ASA	25,784	620,976
		824,139
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	27,571	586,560
Insurance - 0.0%
Gjensidige Forsikring ASA	6,082	124,771
TOTAL FINANCIALS		711,331

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	2,711	322,387
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	43,478	256,431
TOTAL NORWAY		2,941,246
POLAND - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	6,960	114,442
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	8,712	172,171
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	14,373	240,549
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	96,691	304,013
TOTAL PORTUGAL		716,733
SINGAPORE - 1.7%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	228,762	558,949
Entertainment - 0.3%
Sea Ltd Class A ADR (b)	11,394	1,387,675
TOTAL COMMUNICATION SERVICES		1,946,624

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	187,994	104,098
Financials - 0.9%
Banks - 0.9%
DBS Group Holdings Ltd	61,297	2,006,369
Oversea-Chinese Banking Corp Ltd	104,228	1,329,406
United Overseas Bank Ltd	38,966	1,071,162
		4,406,937
Capital Markets - 0.0%
Singapore Exchange Ltd	26,389	237,434
TOTAL FINANCIALS		4,644,371

Industrials - 0.2%
Aerospace & Defense - 0.0%
ST Engineering Financial I Ltd	47,993	170,338
Ground Transportation - 0.2%
Grab Holdings Ltd Class A (b)	65,042	297,892
Industrial Conglomerates - 0.0%
Keppel Ltd	44,616	221,639
Passenger Airlines - 0.0%
Singapore Airlines Ltd	45,862	213,942
TOTAL INDUSTRIALS		903,811

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	21,026	476,055
Real Estate - 0.1%
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	114,451	216,982
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	72,353	130,255
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust	179,649	256,444
TOTAL REAL ESTATE		603,681

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	27,200	111,261
TOTAL SINGAPORE		8,789,901
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	39,098	1,144,837
SPAIN - 2.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (c)(d)	16,310	546,274
Telefonica SA (e)	122,215	497,940
		1,044,214
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	13,866	1,021,306
Specialty Retail - 0.3%
Industria de Diseno Textil SA	33,577	1,822,580
TOTAL CONSUMER DISCRETIONARY		2,843,886

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	36,213	420,864
Financials - 1.2%
Banks - 1.2%
Banco Bilbao Vizcaya Argentaria SA	177,388	2,019,554
Banco de Sabadell SA	167,426	395,661
Banco Santander SA	476,919	2,443,974
CaixaBank SA	123,036	744,781
		5,603,970
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (b)	9,098	78,300
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA (b)	5,436	277,905
ACS Actividades de Construccion y Servicios SA rights (b)	5,436	2,684
		280,589
Transportation Infrastructure - 0.1%
Aena SME SA (c)(d)	2,308	498,976
TOTAL INDUSTRIALS		779,565

Utilities - 0.6%
Electric Utilities - 0.6%
Acciona SA	754	85,181
Endesa SA	9,762	216,416
Iberdrola SA	189,285	2,674,894
Redeia Corp SA	12,470	210,087
		3,186,578
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA (b)	9,719	91,095
TOTAL UTILITIES		3,277,673

TOTAL SPAIN		14,048,472
SWEDEN - 3.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	72,674	213,870
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	16,733	186,152
TOTAL COMMUNICATION SERVICES		400,022

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (c)(d)	5,216	400,170
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares (e)	17,341	231,780
TOTAL CONSUMER DISCRETIONARY		631,950

Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	18,773	475,598
Financials - 0.8%
Banks - 0.3%
Skandinaviska Enskilda Banken AB A Shares	48,856	691,787
Svenska Handelsbanken AB A Shares	44,909	496,858
Swedbank AB A1 Shares	26,139	569,326
		1,757,971
Capital Markets - 0.1%
EQT AB	11,463	376,938
Financial Services - 0.4%
Industrivarden AB A Shares	3,796	135,026
Industrivarden AB C Shares	4,890	173,191
Investor AB B Shares	53,290	1,520,196
L E Lundbergforetagen AB B Shares	2,358	113,670
		1,942,083
TOTAL FINANCIALS		4,076,992

Health Care - 0.1%
Biotechnology - 0.1%
Swedish Orphan Biovitrum AB B Shares (b)	5,992	181,471
Health Care Equipment & Supplies - 0.0%
Getinge AB B Shares	7,081	139,285
TOTAL HEALTH CARE		320,756

Industrials - 1.6%
Aerospace & Defense - 0.0%
Saab AB B Shares	9,857	213,075
Building Products - 0.2%
Assa Abloy AB B Shares	30,860	945,437
Nibe Industrier AB B Shares	46,640	187,564
		1,133,001
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	15,140	193,145
Construction & Engineering - 0.0%
Skanska AB B Shares	10,426	223,794
Industrial Conglomerates - 0.1%
Investment AB Latour B Shares	4,592	120,476
Lifco AB B Shares	7,145	235,207
		355,683
Machinery - 1.2%
Alfa Laval AB	8,898	397,801
Atlas Copco AB A Shares	81,936	1,368,805
Atlas Copco AB B Shares	48,826	729,893
Epiroc AB A Shares	20,251	385,912
Epiroc AB B Shares	12,025	201,613
Indutrade AB	8,395	231,987
Sandvik AB	32,795	676,660
SKF AB B Shares	10,479	212,457
Trelleborg AB B Shares	6,525	246,575
Volvo AB A Shares	6,208	171,887
Volvo AB B Shares	48,840	1,345,709
		5,969,299
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	8,000	234,059
Beijer Ref AB B Shares	11,781	175,316
		409,375
TOTAL INDUSTRIALS		8,497,372

Information Technology - 0.3%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	85,509	643,872
Electronic Equipment, Instruments & Components - 0.2%
Hexagon AB B Shares	63,895	739,760
TOTAL INFORMATION TECHNOLOGY		1,383,632

Materials - 0.1%
Metals & Mining - 0.0%
Boliden AB	8,458	254,324
Paper & Forest Products - 0.1%
Holmen AB B Shares	2,359	89,443
Svenska Cellulosa AB SCA B Shares	18,758	258,502
		347,945
TOTAL MATERIALS		602,269

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (b)	20,488	146,346
Sagax AB B Shares	6,792	149,588
		295,934
TOTAL SWEDEN		16,684,525
SWITZERLAND - 5.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Swisscom AG	797	449,365
Consumer Discretionary - 0.7%
Specialty Retail - 0.0%
Avolta AG	2,850	128,822
Textiles, Apparel & Luxury Goods - 0.7%
Cie Financiere Richemont SA Series A	16,546	3,198,651
Swatch Group AG/The	891	165,067
		3,363,718
TOTAL CONSUMER DISCRETIONARY		3,492,540

Consumer Staples - 0.2%
Food Products - 0.2%
Barry Callebaut AG	110	121,021
Chocoladefabriken Lindt & Spruengli AG	30	345,869
Chocoladefabriken Lindt & Spruengli AG	3	340,598
		807,488
Financials - 1.7%
Banks - 0.0%
Banque Cantonale Vaudoise	933	94,248
Capital Markets - 1.0%
Julius Baer Group Ltd	6,340	445,476
Partners Group Holding AG	699	1,069,127
UBS Group AG	101,234	3,594,738
		5,109,341
Insurance - 0.7%
Baloise Holding AG	1,346	246,071
Helvetia Holding AG	1,142	199,998
Swiss Life Holding AG	884	725,060
Zurich Insurance Group AG	4,505	2,729,871
		3,901,000
TOTAL FINANCIALS		9,104,589

Health Care - 0.7%
Health Care Equipment & Supplies - 0.2%
Sonova Holding AG	1,560	546,749
Straumann Holding AG	3,435	487,137
		1,033,886
Life Sciences Tools & Services - 0.3%
Bachem Holding AG Series B	1,020	65,461
Lonza Group AG	2,223	1,420,572
		1,486,033
Pharmaceuticals - 0.2%
Galderma Group AG (b)	2,569	312,257
Sandoz Group AG	12,603	603,893
		916,150
TOTAL HEALTH CARE		3,436,069

Industrials - 1.0%
Building Products - 0.1%
Geberit AG	1,029	577,121
Electrical Equipment - 0.5%
ABB Ltd	48,674	2,650,415
Machinery - 0.2%
Schindler Holding AG	720	203,173
Schindler Holding AG	1,253	363,209
VAT Group AG (c)(d)	831	322,454
		888,836
Marine Transportation - 0.1%
Kuehne + Nagel International AG	1,488	339,181
Professional Services - 0.1%
Adecco Group AG	5,214	124,123
SGS SA	4,665	453,413
		577,536
TOTAL INDUSTRIALS		5,033,089

Information Technology - 0.1%
Software - 0.0%
Temenos AG	1,732	148,240
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	4,679	469,981
TOTAL INFORMATION TECHNOLOGY		618,221

Materials - 0.7%
Chemicals - 0.7%
Clariant AG	6,719	75,840
DSM-Firmenich AG	5,721	584,053
EMS-Chemie Holding AG	213	151,199
Givaudan SA	284	1,243,271
Sika AG	4,689	1,190,837
		3,245,200
Containers & Packaging - 0.0%
SIG Group AG	9,402	205,228
TOTAL MATERIALS		3,450,428

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	2,373	271,237
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	657	112,247
TOTAL SWITZERLAND		26,775,273
UNITED ARAB EMIRATES - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
NMC Health PLC (b)(f)	941	0
UNITED KINGDOM - 11.0%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
BT Group PLC	199,169	350,422
Interactive Media & Services - 0.1%
Auto Trader Group PLC (c)(d)	27,618	268,995
Media - 0.1%
Informa PLC	40,907	439,443
WPP PLC	33,193	315,538
		754,981
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	683,877	582,626
TOTAL COMMUNICATION SERVICES		1,957,024

Consumer Discretionary - 0.9%
Broadline Retail - 0.1%
Next PLC	3,666	452,366
Diversified Consumer Services - 0.1%
Pearson PLC	18,444	306,000
Hotels, Restaurants & Leisure - 0.6%
Compass Group PLC	52,229	1,799,519
Entain PLC	18,603	163,029
InterContinental Hotels Group PLC	4,901	653,506
Whitbread PLC	5,529	192,843
		2,808,897
Household Durables - 0.1%
Barratt Redrow PLC	42,209	238,386
Berkeley Group Holdings PLC	3,148	150,616
Persimmon PLC	9,884	155,150
Taylor Wimpey PLC	109,133	161,626
		705,778
Specialty Retail - 0.0%
JD Sports Fashion PLC	80,640	89,106
Kingfisher PLC	55,796	169,510
		258,616
TOTAL CONSUMER DISCRETIONARY		4,531,657

Consumer Staples - 2.5%
Beverages - 0.5%
Coca-Cola Europacific Partners PLC	6,379	501,070
Diageo PLC	68,491	2,040,378
		2,541,448
Consumer Staples Distribution & Retail - 0.3%
J Sainsbury PLC	54,073	170,563
Marks & Spencer Group PLC	63,167	261,676
Tesco PLC	210,950	970,875
		1,403,114
Food Products - 0.0%
Associated British Foods PLC	10,278	242,385
Household Products - 0.3%
Reckitt Benckiser Group PLC	21,274	1,406,824
Personal Care Products - 0.8%
Unilever PLC	76,412	4,376,653
Tobacco - 0.6%
British American Tobacco PLC	61,328	2,433,248
Imperial Brands PLC	24,694	832,871
		3,266,119
TOTAL CONSUMER STAPLES		13,236,543

Financials - 3.2%
Banks - 2.1%
Barclays PLC	447,333	1,639,474
HSBC Holdings PLC	560,345	5,852,313
Lloyds Banking Group PLC	1,887,835	1,451,492
NatWest Group PLC	217,296	1,158,548
Standard Chartered PLC	64,679	869,902
		10,971,729
Capital Markets - 0.7%
3i Group PLC	29,961	1,439,427
Hargreaves Lansdown PLC	10,965	149,890
London Stock Exchange Group PLC	14,717	2,190,009
Schroders PLC	24,475	107,427
		3,886,753
Financial Services - 0.1%
M&G PLC	69,547	179,792
Wise PLC Class A (b)	20,576	284,206
		463,998
Insurance - 0.3%
Admiral Group PLC	8,045	269,624
Aviva PLC	82,384	525,040
Legal & General Group PLC	181,482	545,222
Phoenix Group Holdings PLC	21,668	140,376
		1,480,262
TOTAL FINANCIALS		16,802,742

Health Care - 1.3%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC	26,910	341,249
Pharmaceuticals - 1.3%
Astrazeneca PLC	47,718	6,698,445
TOTAL HEALTH CARE		7,039,694

Industrials - 1.8%
Aerospace & Defense - 0.7%
BAE Systems PLC	93,006	1,405,901
Melrose Industries PLC	39,691	301,773
Rolls-Royce Holdings PLC (b)	261,762	1,951,738
		3,659,412
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	77,694	380,510
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	82,556	415,727
DCC PLC	3,042	211,219
Smiths Group PLC	10,593	271,354
		898,300
Machinery - 0.0%
Spirax Group PLC	2,263	227,137
Professional Services - 0.6%
Intertek Group PLC	4,974	315,147
RELX PLC	57,346	2,847,601
		3,162,748
Trading Companies & Distributors - 0.3%
Ashtead Group PLC	13,459	885,455
Bunzl PLC	10,338	441,968
		1,327,423
TOTAL INDUSTRIALS		9,655,530

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	11,677	440,575
Software - 0.1%
Sage Group PLC/The	30,921	516,809
TOTAL INFORMATION TECHNOLOGY		957,384

Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	4,083	168,175
Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	21,821	158,277
Industrial REITs - 0.1%
Segro PLC	39,559	351,879
TOTAL REAL ESTATE		510,156

Utilities - 0.6%
Electric Utilities - 0.1%
SSE PLC	33,967	684,283
Multi-Utilities - 0.4%
Centrica PLC	158,843	280,653
National Grid PLC	150,358	1,824,031
		2,104,684
Water Utilities - 0.1%
Severn Trent PLC	8,340	261,311
United Utilities Group PLC	21,061	266,109
		527,420
TOTAL UTILITIES		3,316,387

TOTAL UNITED KINGDOM		58,175,292
UNITED STATES - 10.4%
Communication Services - 0.5%
Entertainment - 0.5%
Spotify Technology SA (b)	4,715	2,586,413
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Stellantis NV (Italy)	60,481	813,274
Consumer Staples - 1.5%
Food Products - 1.3%
Nestle SA	80,643	6,849,868
Personal Care Products - 0.2%
Haleon PLC	264,722	1,233,926
TOTAL CONSUMER STAPLES		8,083,794

Energy - 1.7%
Energy Equipment & Services - 0.0%
Tenaris SA	12,554	237,261
Oil, Gas & Consumable Fuels - 1.7%
BP PLC	497,783	2,575,178
Shell PLC	190,951	6,269,829
		8,845,007
TOTAL ENERGY		9,082,268

Financials - 0.3%
Insurance - 0.3%
Swiss Re AG	9,284	1,421,015
Health Care - 4.5%
Biotechnology - 0.5%
CSL Ltd	14,906	2,573,414
Health Care Equipment & Supplies - 0.3%
Alcon AG	15,381	1,413,887
Life Sciences Tools & Services - 0.0%
QIAGEN NV	6,641	295,520
Pharmaceuticals - 3.7%
GSK PLC	127,589	2,222,549
Novartis AG	60,667	6,350,429
Roche Holding AG	21,621	6,797,037
Roche Holding AG	989	329,468
Sanofi SA	35,153	3,820,498
		19,519,981
TOTAL HEALTH CARE		23,802,802

Industrials - 1.2%
Construction & Engineering - 0.1%
Ferrovial SE	14,649	629,151
Electrical Equipment - 0.8%
Schneider Electric SE	16,831	4,268,759
Professional Services - 0.3%
Experian PLC	28,301	1,394,098
TOTAL INDUSTRIALS		6,292,008

Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (b)	1,328	492,661
Monday.com Ltd (b)	1,153	294,545
		787,206
Materials - 0.4%
Construction Materials - 0.4%
Holcim AG	16,041	1,607,694
James Hardie Industries PLC depository receipt (b)	13,216	444,204
		2,051,898
TOTAL UNITED STATES		54,920,678
TOTAL COMMON STOCKS (Cost $439,111,227)		516,723,671

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
GERMANY - 0.4%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Bayerische Motoren Werke AG	1,730	132,000
Dr Ing hc F Porsche AG (c)(d)	3,503	223,033
Porsche Automobil Holding SE	4,707	186,024
Volkswagen AG	6,344	646,873
		1,187,930
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	5,135	448,644
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	807	234,411
TOTAL GERMANY		1,870,985
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,329,876)		1,870,985

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (i) (Cost $299,301)	4.46	300,000	299,398

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.37	10,813,804	10,815,967
Fidelity Securities Lending Cash Central Fund (j)(k)	4.37	1,034,647	1,034,750
TOTAL MONEY MARKET FUNDS (Cost $11,850,717)			11,850,717

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $453,591,121)	530,744,771
NET OTHER ASSETS (LIABILITIES) - (0.6)% (g)	(3,371,850)
NET ASSETS - 100.0%	527,372,921

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	74	Mar 2025	8,770,850	444,899	444,899

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $6,195,200 or 1.2% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,195,200 or 1.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(g)	Includes $110,290 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $299,398.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,889,438	27,320,892	24,394,363	109,017	-	-	10,815,967	10,813,804	0.0%
Fidelity Securities Lending Cash Central Fund	2,319,834	4,319,129	5,604,213	5,153	-	-	1,034,750	1,034,647	0.0%
Total	10,209,272	31,640,021	29,998,576	114,170	-	-	11,850,717	11,848,451

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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